Segment Information - Long-lived Assets By Geographic Areas (Details) - Operating segments - Dayrate - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,704.9	$ 2,730.8
South East Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	1,264.2	1,266.7
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	631.9	645.7
West Africa
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	417.7	568.1
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	246.6	250.3
Middle East
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 144.5	$ 0.0